DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
DERIVATIVE INSTRUMENTS [Text Block]

7. DERIVATIVE INSTRUMENTS

a) Derivative Instruments - Copper Price and Fuel Contracts

The following is a summary of the derivative transactions entered into by the Company during the years ended December 31, 2024 and 2023:

	Years ended December 31,
	2024	2023
Net gain (loss) on copper price and fuel contracts (a)	15,679	(4,919)
Fair value adjustment on Florence copper stream derivative (b)	(10,880)	-
Gain (loss) on derivatives	4,799	(4,919)

Date of
purchase	Contract	Quantity	Strike price	Period	Cost
Jan 2023	Copper collar	42 million lbs	US$3.75/ US$4.70 per lb	Jul 2023 - Dec 2023	Zero cost
Oct 2023	Copper put	21 million lbs	US$3.25 per lb	Jan 2024 - Mar 2024	1,632
Nov 2023	Copper put	21 million lbs	US$3.25 per lb	Apr 2024 - Jun 2024	1,556
Jan 2023	Fuel call options	12 million ltrs	US$1.00 per ltr	Jul 2023 - Dec 2023	941

Mar 2024	Copper collar	42 million lbs	US$3.75/ US$5.00 per lb	Jul 2024 - Dec 2024	1,985
Apr 2024	Copper collar	54 million lbs	US$4.00/ US$5.00 per lb	Jan 2025 - Jun 2025	2,563
Apr 2024	Copper collar	54 million lbs	US$4.00/ US$5.40 per lb	Jul 2025 - Dec 2025	2,222
Feb 2024	Fuel call options	12.5 million ltrs	US$0.79 per ltr	Feb 2024 - Jun 2024	165
Sept 2024	Fuel call options	18 million ltrs	US$0.65 per ltr	Jan 2025 - Jun 2025	561

During the year ended December 31, 2024, the Company recognized a net realized loss of $5,177 (2023 - $1,041) on copper collar contracts and a net realized loss of $165 (2023 - $2,004) on fuel call options that expired out-of- the-money.

The following is a summary of the realized and unrealized derivative gain or loss incurred during the years ended December 31, 2024 and 2023:

	Years ended December 31,
	2024	2023
Net realized loss on settled copper options and collars	(5,177)	(1,041)
Net unrealized gain (loss) on outstanding copper options and collars	21,250	(2,677)
Realized loss on fuel call options	(165)	(2,004)
Unrealized gain (loss) on fuel call options	(229)	803
	15,679	(4,919)

Details of the outstanding copper price option contracts as at December 31, 2024 are summarized in the following table:

	Quantity	Strike price	Period	Cost	Fair value
Copper collars	54 million lbs	US$4.00 per lb US$5.00 per lb	H1 2025	2,563	10,454
Copper collars	54 million lbs	US$4.00per lb US$5.40 per lb	H2 2025	2,222	16,114
Fuel call options	18 million ltrs	US$0.65 per ltr	H1 2025	561	332

b) Derivative Instruments - Florence Copper Stream

On December 19, 2022, the Company signed agreements with Mitsui & Co. (U.S.A.) Inc. ("Mitsui") to form a strategic partnership to develop the Florence Copper project. Mitsui has committed to an initial investment of US$50 million, with proceeds to be used for the construction of the commercial production facility. The initial investment is in the form of a copper stream agreement (the "Copper Stream") on 2.67% of the copper produced at Florence Copper, with Mitsui to pay a delivery price equal to 25% of the market price of copper delivered under the contract.

In addition, Mitsui has acquired an option to invest an additional US$50 million for a 10% equity interest in Florence Copper (the "Equity Option"). The Equity Option is exercisable by Mitsui at any time up to three years following the completion of construction of the commercial production facility. If Mitsui elects to exercise its Equity Option, the Copper Stream will terminate. If the Equity Option is not exercised by its expiry date, the Company will have the right to buy back 100% of the Copper Stream; otherwise, it will terminate once 40 million pounds of copper have been delivered under the agreement.

As part of the arrangement, Taseko and Mitsui have entered into an offtake contract for 81% of the copper cathode produced at Florence during the initial years of production. The initial offtake agreement will cease and be replaced with a marketing agency agreement if the Equity Option is exercised by Mitsui. Mitsui's offtake entitlement would also reduce to 30% if the Equity Option is not exercised by its expiry date, until the Copper Stream deposit is reduced to nil.

During the year, the Company received the first four US$10 million instalments of the US$50 million Copper Stream. The remaining US$10 million was received on January 27, 2025.

For accounting purposes, the Mitsui agreement is classified as a financial instrument and includes derivatives that must be fair valued at each reporting period. The Company has determined that the carrying value of the financial instrument and the fair value of the derivatives is $67,813 as at December 31, 2024, based on the timing of future instalment payments, estimates of future production, future copper prices, and other relevant factors. For the year ended December 31, 2024, the Company recorded an unrealized loss of $10,880 in the statement of comprehensive income.

Proceeds from Florence copper stream	54,842
Deferred financing fees	(1,086)
Fair value adjustment on Florence copper stream derivative	10,880
Unrealized foreign exchange gain	3,177
Florence copper stream as at December 31, 2024	67,813